Leases - Fleet and spare engines (Details)			1 Months Ended			12 Months Ended
	May 12, 2020 engine	Aug. 16, 2013 engine	Oct. 31, 2021 engine	Feb. 28, 2021 engine	Nov. 30, 2015 engine	Dec. 31, 2021 engine aircraft	Dec. 31, 2021 aircraft engine	Dec. 31, 2021 aircraft agreement engine	Dec. 31, 2020 engine aircraft	Dec. 31, 2019 agreement aircraft	Dec. 31, 2011 aircraft
Leases
Number of aircraft leased						100	100	100	85
Number of spare engines leased | engine						20	20	20	18
Number of aircraft incorporated to fleet							15		7	7
Number of aircraft with lease term extended			1			3		15		1
Number of spare engines purchased | engine	11		1		3
Airbus purchase agreement
Leases
Number of aircraft purchased							15		7
Number of aircrafts purchased directly from lessor							10
Number of aircraft incorporated to fleet							7
Number of aircraft returned to respective lessors							3
Number of aircraft with lease term extended							2
Sale and Leaseback Transactions
Leases
Number of aircraft with lease term extended | engine				2
Pratt and Whitney purchase agreement (FMP)
Leases
Number of NEO spare engines incorporated to fleet | engine						2
Number of CEO spare engines incorporated to fleet | engine						2
Number of aircraft spare engines to be leased | engine						4
A319 Model 132
Leases
Number of aircraft leased						3	3	3	3
A319 Model 133
Leases
Number of aircraft leased						2	2	2	2
A320 Model 233
Leases
Number of aircraft leased						39	39	39	39
A320 Model 232
Leases
Number of aircraft leased						1	1	1	1
A320NEO Model 271N
Leases
Number of aircraft leased						39	39	39	24
A321 Model 231
Leases
Number of aircraft leased						10	10	10	10
A321NEO Model 271N
Leases
Number of aircraft leased						6	6	6	6
A320CEO model
Leases
Number of aircraft purchased											14
Number of spare engines purchased | engine		1
A320CEO model | Airbus purchase agreement
Leases
Number of aircraft incorporated to fleet							5
Number of aircraft with lease term extended							13
A319CEO Model | Airbus purchase agreement
Leases
Number of aircraft with lease term extended							2
V2500 Model V2524-A5
Leases
Number of spare engines leased | engine						2	2	2	2
V2500 Model V2527M-A5
Leases
Number of spare engines leased | engine						3	3	3	3
V2500 Model V2527E-A5
Leases
Number of spare engines leased | engine						5	5	5	5
V2500 Model V2527-A5
Leases
Number of spare engines leased | engine						4	4	4	2
PW1100 Model PW1127G-JM
Leases
Number of spare engines leased | engine						5	5	5	5
PW1100 Model PW1133G-JM engine
Leases
Number of spare engines leased | engine						1	1	1	1